CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (46,537)	$ 47,017	$ 34,289
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss (income) from discontinued operations		(1,363)	8,717
Depreciation and amortization	17,964	19,958	23,665
Impairment of Intangible assets	30,142
Compensation relating to equity awards granted to employees and others	3,070	3,728	4,725
Increase (decrease) in liability for employee rights upon retirement	(576)	(704)	2,589
Deferred income taxes	(5,440)	2,584	(3,866)
Non cash expenses in respect of restructuring	601
Loss from sale and write-down of marketable securities		395	1,252
Amortization of premium and accretion of discount on marketable Securities, net	588
Other, including capital loss (gain)	1,455	1,224	(1,147)
Decrease (increase) in accounts receivable:
Trade	31,734	(42,714)	(5,755)
Other	(2,743)	2,698	(4,673)
Increase (decrease) in accounts payable and accruals:
Trade	(4,770)	5,822	1,434
Deferred income	(8,522)	1,489	7,085
Other	(5,962)	4,616	8,785
Decrease (increase) in inventories	11,925	6,870	(19,018)
Net cash provided by operating activities-continuing operations	22,929	51,620	58,082
Net cash used in operating activities-discontinued operations		(787)	(8,972)
Net cash provided by operating activities	22,929	50,833	49,110
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(9,611)	(7,554)	(6,752)
Withdrawal (placement) of bank deposits	142,278	(142,325)	(2,780)
Redemption (purchase) of marketable securities	(15,614)	1,967	6,742
Other investments		(2,810)
Proceeds from disposal of property, plant and equipment	3,036	35	20
Decrease (increase) in funds in respect of employee rights upon retirement	(254)	331	(617)
Net cash provided by (used in) investing activities-continuing operations	119,835	(150,356)	(3,387)
Net cash provided by (used in) investing activities-discontinued operations		9,155	(268)
Net cash provided by (used in) investing activities	119,835	(141,201)	(3,655)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loan	(32,000)	(32,000)	(32,000)
Issuance of shares, net		90,683
Employee stock options exercised	719	2,063	902
Acquisition of treasury shares	(1,959)
Acquisition of non-controlling interest			(511)
Net cash provided by (used in) financing activities-continuing operations	(33,240)	60,746	(31,609)
Net cash provided by (used in) financing activities	(33,240)	60,746	(31,609)
CURRENCY TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS			(220)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	109,524	(29,622)	13,626
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	151,237	180,859	167,233
CASH AND CASH EQUIVALENTS AT END OF YEAR	260,761	151,237	180,859
LESS-CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS AT END OF YEAR			1,356
CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS AT END OF YEAR	260,761	151,237	179,503
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	3,495	5,239	6,354
Income taxes paid	5,970	3,637	4,791
Income taxes refunded	390	2,437	2,417
Purchase of property, plant and equipment on credit	$ 1,635	$ 1,300